INVESTMENTS IN PRIVATE COMPANIES (Details Narrative) - Intensity [Member] $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022	Jul. 11, 2019 USD ($) shares
Acquisition Of SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Investment | $		$ 4,500
Number of shares purchased | shares		1,000,000.0
Percentage of equity held		7.50%
Unrealized Gain (Loss) On Investment | $	$ 1,600
Percentage of voting equity interests acquired			7.35%
Acquisition Of Intensity Holding Limited [Member]
IfrsStatementLineItems [Line Items]
Equity interests of acquirer | $				$ 1,300
Number of ordinary shares issued in acquisition | shares				129,806
Number of private company share consists in sole asset | shares				288,458